CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 2,324	$ 1,640	$ 1,579
Investment securities - taxable	1,989	1,493	1,567
Mortgage-backed securities	2,155	2,781	2,547
Certificates of deposit	7	6	10
Interest-earning demand deposits	1	1	1
Federal Home Loan Bank stock	336	457	117
Total interest and dividend income	6,812	6,378	5,821
INTEREST EXPENSE
Deposits	210	217	330
Federal Home Loan Bank advances - short-term	238	73	202
Federal Home Loan Bank advances - long-term - variable rate	408	297	29
Federal Home Loan Bank advances - long-term - fixed rate	561	563	785
Other short-term borrowings	14	5	11
Total interest expense	1,431	1,155	1,357
NET INTEREST INCOME	5,381	5,223	4,464
Provision for loan losses	56	70	(73)
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	5,325	5,153	4,537
NONINTEREST INCOME
Service charges on deposits	154	162	184
Earnings on bank owned life insurance	134	140	136
Investment securities gains	31
Other than temporary impairment gains			43
Portion of loss recognized in other comprehensive income (before taxes)			(62)
Net impairment loss recognized in earnings			(19)
Gain on sale of other real estate owned		5
Other	253	251	230
Total noninterest income	572	558	531
NONINTEREST EXPENSE
Salaries and employee benefits	2,243	2,164	2,121
Occupancy and equipment	329	323	329
Data processing	220	239	241
Correspondent bank charges	38	38	44
Federal deposit insurance premium	194	175	187
Other	749	767	753
Total noninterest expense	3,773	3,706	3,675
INCOME BEFORE INCOME TAXES	2,124	2,005	1,393
INCOME TAX EXPENSE	799	658	473
NET INCOME	$ 1,325	$ 1,347	$ 920
Per share data:
Basic	$ 0.69	$ 0.69	$ 0.45
Diluted	$ 0.69	$ 0.69	$ 0.45
AVERAGE SHARES OUTSTANDING:
Basic	1,910,538	1,941,872	2,057,920
Diluted	1,910,538	1,941,872	2,057,920